Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 25,826,632	$ 31,356,251
In-Force Agreement [Member]
Agreement expiration date	Sep. 30, 2020
Sales Revenue, Net [Member]
Concentration risk, percentage	96.70%
Sales Revenue, Net [Member] | DSP Business And Shypdirects Mid Mile [Member]
Concentration risk, percentage	54.00%
Sales Revenue, Net [Member] | Shypdirect's Mid-mile and Long-haul business [Member]
Concentration risk, percentage	42.70%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risk, percentage	96.70%	98.70%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage	85.60%	93.90%